Transactions with Related Parties and Shareholders - Additional Information (Details)		1 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2024 Vessel	Apr. 30, 2023 Vessel	Dec. 31, 2025 USD ($) Vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Accrued interest costs of the profit and loss sharing agreement				$ 0	$ 77,117	$ 4,833
Interest on loan receivable				4.06%
Payables to shareholder					5,239,219
Receivables from related parties				$ 4,315,002	8,313,623
Other receivables				1,835,687	930,381
Operating lease expenses				6,466,671	9,867,091	8,077,834
Right-of-use asset from operating lease				601,067	5,047,490
Operating lease liabilities, current portion				454,045	4,889,539
Operating lease liabilities, non-current portion				162,928	179,593
Heidmar Trading LLC
Related Party Transaction [Line Items]
Syndication income				$ 0	670,231	8,409,528
Number of vessels | Vessel		1	1	2
Maistros Shipinvest Corp.
Related Party Transaction [Line Items]
Payables to shareholder				$ 0	5,239,219
Advance To An Employee
Related Party Transaction [Line Items]
Other receivables				0	98,026
Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Amount provided for working capital purposes					930,000
Interest income earned				$ 5,060	77,308	0
Weighted average interest rate on interest income				8.40%
Gain on sale of inventories				$ 256,970	$ 0	0
Non Consolidated Pool Subsidiaries One
Related Party Transaction [Line Items]
Weighted average interest rate on interest income					9.20%
Non Consolidated Pool Subsidiaries Two
Related Party Transaction [Line Items]
Weighted average interest rate on interest income					8.70%
C/V A. Obelix
Related Party Transaction [Line Items]
Related party transaction, description				the C/V A. Obelix, a 1,702 TEU feeder container vessel built in 2008 at Wadan/Aker Yards, Wismar, Germany. The vessel was expected to be delivered with an attached time charter having a duration of approximately 2.5 years.
Aggregate purchase price	$ 25,250,000
Amounts paid				$ 2,525,000
Related Party
Related Party Transaction [Line Items]
Operating lease expenses				7,824,362	$ 0	0
Right-of-use asset from operating lease				40,279,432	0
Operating lease liabilities, current portion				8,242,105	0
Operating lease liabilities, non-current portion				32,037,327	0
Voyage-in expenses				$ 5,905,714	$ 0	$ 0